Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies
New and amended standards adopted by the Group

(a)	New and amended standards adopted by the Group
Standard - Interpretation – Amendment		Effective Date	Effects
Amendments to IFRS 4	Insurance Contracts – deferral of IFRS 9	January 1, 2021	None
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2	January 1, 2021	None
Amendments to IFRS 16	(I) COVID-19-Related Rent Concessions (II) COVID-19-Related Rent Concessions beyond June 30, 2021	January 1, 2021	None

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Interpretations Committees agenda decisions		Effective Date	Effects
IAS 38	Configuration or Customisation Costs in a Cloud Computing Arrangement (IAS 38 Intangible Assets)	January 1, 2021	None
IAS 19	Attributing Benefit to Periods of Service (IAS 19 Employee Benefits)	January 1, 2021	No material effects

The following table details the Group’s sensitivity to a 10% increase and decrease in currency units against the relevant foreign currencies.

The following table details the Group’s sensitivity to a 10% increase and decrease in currency units against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A positive number below indicates an increase in pre-tax profit or a reduction in pre-tax loss. With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31,
€ in thousand	2021	2020
EUR/$ +10%	6,818	3,229
EUR/$ -10%	(8,334)	(3,947)
EUR/GBP +10%	(11,986)	(10,022)
EUR/GBP -10%	14,650	12,249
EUR/SEK +10%	(2,884)	(400)
EUR/SEK -10%	3,525	489
EUR/CAD +10%	(557)	(228)
EUR/CAD -10%	681	279

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

As at December 31, 2020 € in thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	7,004	25,569	37,900	5,148	—	—	75,621
Lease liabilities	3,442	28,078	3,677	9,446	9,963	3,850	58,456
Refund liabilities	20,025	82,670	48,566	—	—	—	151,260
Trade payables and accruals	36,212	—	—	—	—	—	36,212
Tax and employee-related liabilities[2]	8,300	—	—	—	—	—	8,300
Other liabilities	27	25	—	—	—	—	52
	75,010	136,342	90,142	14,594	9,963	3,850	329,901

As at December 31, 2021 € in thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	7,121	48,560	20,534	1,765	—	—	77,980
Lease liabilities	4,060	29,011	5,761	12,798	9,928	1,905	63,464
Refund liabilities	101,070	132,355	55,000	12,720	—	—	301,145
Trade payables and accruals	68,119	—	—	—	—	—	68,119
Tax and employee-related liabilities[2]	10,101	—	—	—	—	—	10,101
Other liabilities	27	25	—	—	—	—	52
	190,499	209,952	81,295	27,282	9,928	1,905	520,861